Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually
paid (“CAP”) and certain measures of the financial performance of the Company. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with corporate performance, please refer to the Compensation Discussion and Analysis.
The following table reports the compensation of our Principal Executive Officer (PEO) and the average compensation
of the other Named Executive Officers
(non-PEO
NEOs) as reported in the Summary Compensation Table for the past three fiscal years, as well as their “Compensation Actually Paid” as calculated pursuant to recently adopted SEC rules and certain performance measures required by the rules.

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total PEO	Compensation Actually Paid PEO	Average Summary Compensation Table Total non-PEO NEOs	Average Compensation Actually Paid non-PEO NEOs	Company Total Shareholder Return	Peer Group Total Shareholder Return	Net Income	Revenue
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2022	$10,735,887	$3,171,085	$3,285,597	$(785,576)	$239	$117	$1,352	$4,381

2021	$15,993,632	$65,318,255	$4,157,062	$25,133,973	$283	$129	$841	$2,984

2020	$6,342,972	$8,680,019	$3,699,258	$11,419,845	$143	$107	$635	$2,318
Column (b)
Represents the total compensation reported for our CEO, Jayshree Ullal, in the Summary Compensation Table for each listed year. Mr. Ullal served as our CEO (PEO) for each year presented.
Column (c)
Represents the amount of Compensation Actually Paid (“CAP”) for a particular year, as computed in accordance with
SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO during the applicable year.

To calculate CAP, the following amounts were deducted from and added to the “Total” compensation amount for the CEO reflected in each year’s Summary Compensation Table as follows:

	2020	2021	2022
Summary Compensation Table Total	$6,342,972	$15,993,632	$10,735,887
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($6,033,690)	($15,384,500)	($10,165,988)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,214,074	$54,395,000	$12,351,736
Add Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$6,101,613	$6,188,711	($5,557,126)
Add Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
Add Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,055,050	$4,125,412	($4,193,424)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0
Compensation Actually Paid	$8,680,019	$65,318,255	$3,171,085
Note that we have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance
rules are not relevant to our analysis and no adjustments have been made.
For purposes of calculating CAP, the fair value of equity awards is calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718 (FASB ASC Topic 718) using consistent assumption methodologies used to calculate the grant date fair value of awards, and for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
Column (d)
Represents the average of the total compensation reported for our non-PEO
Named Executive Officers
(“non-PEO
NEOs”) in the Summary Compensation Table for each listed year. The non-PEO
NEOs in each year were as follows:
2022: Ita Brennan; Kenneth Duda; Anshul Sadana; Marc Taxay
2021: Ita Brennan; Kenneth Duda; Anshul Sadana; Marc Taxay
2020: Ita Brennan; Kenneth Duda; Anshul Sadana; Marc Taxay
Column (e)
Represents the average amount of Compensation Actually Paid (“CAP”) for a particular Covered Year, as computed in accordance with SEC rules, to our non-PEO
NEOs. The dollar amounts do not reflect the actual amounts of compensation paid to our non-PEO
NEOs during the applicable year.

To calculate the average CAP payable to our
non-PEO
NEOs, the following amounts were deducted from and added to the “Total” compensation amount for such non-PEO
NEOs reflected in each year’s Summary Compensation Table as follows:

	2020	2021	2022
Summary Compensation Table Total	$3,699,258	$4,157,062	$3,285,597
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($3,359,596)	($3,706,313)	($2,722,813)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$4,330,219	$8,190,231	$2,870,109
Add Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$5,978,324	$13,660,250	($1,490,834)
Add Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
Add Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$771,641	$2,832,743	($2,727,636)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0
Compensation Actually Paid	$11,419,845	$25,133,973	$(785,576)
The assumptions used for determining the fair values shown in this table are materially consistent with those described in the note regarding Column (c).
Column (f)
Total shareholder return (“TSR”) is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.
Because listed fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
Column (g)
The peer group utilized in the table above is the Nasdaq Composite Index, as used in the company’s performance graph in our annual report. For each listed fiscal year, the peer group cumulative TSR was calculated based on a deemed fixed investment of $100 in the index made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.
Column (h)
The dollar amounts reported are the Company’s net income (in millions) as reflected in the Company’s audited financial statements.
Column (i)
In the Company’s assessment, revenue is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net income) used by the company in 2022 to link compensation actually paid to performance. The dollar amounts reported are the Company’s gross revenues (in millions) as reflected in the Company’s audited financial statements.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
Represents the average of the total compensation reported for our non-PEO
Named Executive Officers
(“non-PEO
NEOs”) in the Summary Compensation Table for each listed year. The non-PEO
NEOs in each year were as follows:
2022: Ita Brennan; Kenneth Duda; Anshul Sadana; Marc Taxay
2021: Ita Brennan; Kenneth Duda; Anshul Sadana; Marc Taxay
2020: Ita Brennan; Kenneth Duda; Anshul Sadana; Marc Taxay

Peer Group Issuers, Footnote [Text Block]	The peer group utilized in the table above is the Nasdaq Composite Index, as used in the company’s performance graph in our annual report. For each listed fiscal year, the peer group cumulative TSR was calculated based on a deemed fixed investment of $100 in the index made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.
PEO Total Compensation Amount	$ 10,735,887	$ 15,993,632	$ 6,342,972
PEO Actually Paid Compensation Amount	$ 3,171,085	65,318,255	8,680,019
Adjustment To PEO Compensation, Footnote [Text Block]
To calculate CAP, the following amounts were deducted from and added to the “Total” compensation amount for the CEO reflected in each year’s Summary Compensation Table as follows:

	2020	2021	2022
Summary Compensation Table Total	$6,342,972	$15,993,632	$10,735,887
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($6,033,690)	($15,384,500)	($10,165,988)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,214,074	$54,395,000	$12,351,736
Add Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$6,101,613	$6,188,711	($5,557,126)
Add Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
Add Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,055,050	$4,125,412	($4,193,424)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0
Compensation Actually Paid	$8,680,019	$65,318,255	$3,171,085
Note that we have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance
rules are not relevant to our analysis and no adjustments have been made.
For purposes of calculating CAP, the fair value of equity awards is calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718 (FASB ASC Topic 718) using consistent assumption methodologies used to calculate the grant date fair value of awards, and for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 3,285,597	4,157,062	3,699,258
Non-PEO NEO Average Compensation Actually Paid Amount	$ (785,576)	25,133,973	11,419,845
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
To calculate the average CAP payable to our
non-PEO
NEOs, the following amounts were deducted from and added to the “Total” compensation amount for such non-PEO
NEOs reflected in each year’s Summary Compensation Table as follows:

	2020	2021	2022
Summary Compensation Table Total	$3,699,258	$4,157,062	$3,285,597
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($3,359,596)	($3,706,313)	($2,722,813)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$4,330,219	$8,190,231	$2,870,109
Add Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$5,978,324	$13,660,250	($1,490,834)
Add Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
Add Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$771,641	$2,832,743	($2,727,636)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0
Compensation Actually Paid	$11,419,845	$25,133,973	$(785,576)
The assumptions used for determining the fair values shown in this table are materially consistent with those described in the note regarding Column (c).

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid Versus TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid Versus Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid Versus Revenue
Total Shareholder Return Vs Peer Group [Text Block]	Company TSR vs. Peer Group TSR
Tabular List [Table Text Block]
Tabular List of Performance Measures
The following table identifies the most important financial performance measures used by our Compensation Committee to link the “compensation actually paid” to our CEO and other NEOs in 2022, calculated in accordance with SEC regulations, to company performance. The role of each of these performance measures on our NEOs’ compensation is discussed in the CD&A.

Most Important Performance Measures

Revenue

Non-GAAP Operating Income

Gross Margin

Compound Annual Growth Rate of Revenue

Total Shareholder Return Amount	$ 239	283	143
Peer Group Total Shareholder Return Amount	117	129	107
Net Income (Loss)	$ 1,352,000,000	$ 841,000,000	$ 635,000,000
Company Selected Measure Amount	4,381,000,000	2,984,000,000	2,318,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Gross Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Compound Annual Growth Rate of Revenue
Jayshree Ullal [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Jayshree Ullal
Mr. Ullal [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Mr. Ullal
PEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,165,988)	$ (15,384,500)	$ (6,033,690)
PEO [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,351,736	54,395,000	1,214,074
PEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,557,126	6,188,711	6,101,613
PEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,193,424	4,125,412	1,055,050
PEO [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,722,813)	(3,706,313)	(3,359,596)
Non-PEO NEO [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,870,109	8,190,231	4,330,219
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,490,834)	13,660,250	5,978,324
Non-PEO NEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,727,636)	2,832,743	771,641
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0